Note 6 - Vessels, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Cost at the beginning of the period	$ 2,688,887
Accumulated depreciation at the beginning of the period	1,000,602
Net book value at the beginning of the period	1,688,285
Depreciation	(42,215)
Vessel acquisitions and other vessels’ costs	54,523
Disposals, transfers and other movements	(96,889)
Accumulated depreciaiton disposals, transfers and other movements	40,281
Net book value at the end of the period	1,643,985
Net book value, disposals, transfers and other movements	(56,608)
Cost at the end of the period	2,646,521
Accumulated depreciation at the end of the period	$ 1,002,536